Offerings - Offering: 1	Feb. 18, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Portland General Electric Company Common Stock, no par value
Amount Registered | shares	10,848,125
Proposed Maximum Offering Price per Unit | $ / shares	50.7
Maximum Aggregate Offering Price	$ 549,999,937.5
Fee Rate	0.01381%
Amount of Registration Fee	$ 75,955
Offering Note

(1)
The registration fee is calculated in accordance with Rules 457(o) and 457(r) of the Securities Act of 1933, as amended. The registrant initially deferred payment of certain of the registration fees for the Registration Statement on Form S-3 (File No. 333-288955) filed by the registrant on July 25, 2025 in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The amount registered includes the potential issuance of 1,380,670 shares of our common stock pursuant to the exercise in full of the underwriter's option to purchase additional shares.